MoA Clear Passage 2070 Fund Expense Example - MoA Clear Passage 2070 Fund - MoA Clear Passage 2070 Fund	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 42
Expense Example, with Redemption, 3 Years	1,834
Expense Example, with Redemption, 5 Years	3,488
Expense Example, with Redemption, 10 Years	$ 7,090